COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
The Company entered into six non-cancellable operating lease agreements for office spaces and factories. Future payments under such leases are as follows as of June 30, 2017:

	Twelve months ending June 30,
	Office lease payment
	RMB	U.S. Dollars
2018	¥1,800,000	$265,588
2019	716,000	105,645
2020	716,000	105,645
Total	¥3,232,000	$476,878